Capital and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Capital and Net Debt
The capital structure of the Group, which comprises net debt and capital and reserves attributable to the Company’s equity holders, may be summarised as follows:

	2022	2021
	$m	$m
Capital and reserves attributable to the Company’s equity holders	21,691	20,233
Net debt	5,105	6,253
Capital and net debt	26,796	26,486

Summary of Interest Rate Risk
Whilst interest rate increases observed in the markets in which the Group operates were in the range of 2%-4.5% during 2022, the following table demonstrates the impact on profit before tax as a result of incremental changes of 1% in the interest rates applicable to floating rate net debt, which operate in a linear manner, with all other variables held constant. These impacts are calculated based on the closing balance sheet floating rate net debt for a full year and assume that all floating interest rates change by the same amount.

Percentage change in cost of borrowings (i)		+/-1%
Impact on profit before tax	2022	+/-$38m
	2021	+/-$38m
	2020	+/-$59m

(i) Sensitivity analysis for cost of borrowing has been presented for continuing operations only.

Summary of Credit Rating of Counterparty	Whilst foreign exchange volatility observed in the markets in which the Group operates was in the range of +/-10% during 2022, the following table demonstrates the sensitivity of profit before tax and equity to incremental movements of 5% in the relevant US Dollar/euro exchange rate, which operate in a linear manner, with all other variables held constant. The euro has been selected as the appropriate currency for this analysis given the materiality of the Group’s activities in euro. The impact on profit before tax is based on changing the US Dollar/euro exchange rate used in calculating profit before tax for the period. The impact on total equity and financial instruments is calculated by changing the US Dollar/euro exchange rate used in measuring the closing balance sheet.

Percentage change in relevant $/€ exchange rate strengthening/weakening (i)		+/- 5%
Impact on profit before tax	2022	-/+$5m
	2021	-/+$22m
	2020	-/+ $19m

Impact on total equity*	2022	+/-$110m
	2021	+/-$123m
	2020	+/-$157m

* Includes the impact on financial instruments which is as follows:	2022	-/+$33m
	2021	-/+$44m
	2020	-/+$27m

(i) Sensitivity analysis for exchange rates has been presented for continuing operations only.

Summary of Notional and Fair Values in Respect of Derivative Contracts
Credit rating of counterparty (Moody’s/Standard & Poor’s/Fitch)

	As at 31 December 2022		As at 31 December 2021
	$m	%	$m	%
Aaa/AAA/AAA	279	5%	2,021	35%
Aa/AA/AA	2,194	37%	2,394	41%
A/A/A	3,199	54%	1,216	21%
Baa/BBB/BBB or lower	264	4%	152	3%
	5,936	100%	5,783	100%
The notional and fair values in respect of derivative contracts as at 31 December 2022 and 31 December 2021 were as follows:

Profile of commodity products

	As at 31 December 2022		As at 31 December 2021
	Notional value	Fair value	Notional value	Fair value
	$m	$m	$m	$m
Carbon credits	435	(30)	10	-
Electricity	11	20	12	6
Fuel oil and related products	94	(10)	64	26
	540	(20)	86	32

Disclosure of projected contractual undiscounted cash outflows (principal and interest) arising from Group's trade and other payables, gross debt and derivative financial instruments.
The tables below show the projected contractual undiscounted total cash outflows (principal and interest) arising from the Group’s trade and other payables, gross debt and derivative financial instruments. The tables also include the gross cash inflows projected to arise from derivative financial instruments. These projections are based on the interest and foreign exchange rates applying at the end of the relevant financial year.

	Within 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	Between 4 and 5 years	After 5 years	Total
	$m	$m	$m	$m	$m	$m	$m
At 31 December 2022
Financial liabilities - cash outflows
Trade and other payables	5,878	356	29	26	24	521	6,834
Lease liabilities	263	205	166	135	106	798	1,673
Other interest-bearing loans and borrowings	1,502	696	1,253	804	893	4,584	9,732
Interest payments on other interest-bearing loans and borrowings (i)	285	262	234	210	177	1,538	2,706
Interest rate swaps - net cash outflows (ii)	27	27	16	5	5	3	83
Currency forwards and currency swaps - gross cash outflows	1,557	-	-	-	-	-	1,557
Other derivative financial instruments	40	-	-	-	-	-	40
Gross projected cash outflows	9,552	1,546	1,698	1,180	1,205	7,444	22,625

Derivative financial instruments - cash inflows
Currency forwards and currency swaps - gross cash inflows	(1,561)	-	-	-	-	-	(1,561)
Other derivative financial instruments	(17)	(3)	-	-	-	-	(20)
Gross projected cash inflows	(1,578)	(3)	-	-	-	-	(1,581)

The equivalent disclosure for the prior year is as follows:

At 31 December 2021
Financial liabilities - cash outflows
Trade and other payables	5,697	196	44	202	170	288	6,597
Lease liabilities	302	254	208	175	150	1,099	2,188
Other interest-bearing loans and borrowings	559	1,420	683	1,254	853	5,666	10,435
Interest payments on other interest-bearing loans and borrowings (i)	315	286	264	238	214	1,715	3,032
Currency forwards and currency swaps - gross cash outflows	1,567	-	-	-	-	-	1,567
Other derivative financial instruments	1	-	-	-	-	-	1
Gross projected cash outflows	8,441	2,156	1,199	1,869	1,387	8,768	23,820

Derivative financial instruments - cash inflows
Interest rate swaps - net cash inflows (ii)	(41)	(34)	(32)	(22)	(13)	(20)	(162)
Currency forwards and currency swaps - gross cash inflows	(1,559)	-	-	-	-	-	(1,559)
Other derivative financial instruments	(32)	(1)	-	-	-	-	(33)
Gross projected cash inflows	(1,632)	(35)	(32)	(22)	(13)	(20)	(1,754)
(i)At 31 December 2022 and 31 December 2021, a portion of the Group’s long-term debt carried variable interest rates. The Group uses the interest rates in effect on 31 December to calculate the interest payments on the long-term debt for the periods indicated.
(ii)The Group uses interest rate swaps to help manage its interest cost. Under these contracts the Group has agreed to exchange at predetermined intervals, the net difference between fixed and variable interest amounts calculated by reference to a pre-agreed notional principal. The Group uses the interest rates in effect on 31 December to calculate the net interest receipts or payments on these contracts.